Fair Value Measurements (Schedule Of Financial Instruments Measured At Fair Value On A Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest Rate Derivative Liabilities, at Fair Value	$ 3.5	$ 4.1	$ 2.0